SECURITIZATIONS AND VARIABLE INTEREST ENTITIES (Details 5) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Citibank Credit Card Master Trust (Master Trust)
Funding, Liquidity Facilities and Subordinated Interests
Weighted average maturity of term notes	3 years 9 months 18 days	3 years 1 month 6 days
Term notes issued to third parties	$ 18.6	$ 30.4
Term notes retained by Citigroup affiliates	4.8	7.7
Total Trust liabilities	23.4	38.1
Citibank OMNI Master Trust (Omni Trust)
Funding, Liquidity Facilities and Subordinated Interests
Weighted average maturity of term notes	1 year 8 months 12 days	1 year 6 months
Term notes issued to multi-seller commercial paper conduits		3.4
Term notes issued to third parties	4.4	9.2
Term notes retained by Citigroup affiliates	7.1	7.1
Total Trust liabilities	$ 11.5	$ 19.7